SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Foreign Currency Balances
	2013	2012	2011
Year end RMB: US$ exchange rate	6.1943	6.3086	6.3585
Average yearly RMB: US$ exchange rate	6.1122	6.3116	6.4640